Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment

Property and equipment, net consist of the following:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Office equipment	$234,014	$235,503
Leasehold improvement	12,286	12,364
Subtotal	246,300	247,867

Less: accumulated depreciation	(140,587)	(110,573)
Total	$105,713	$137,294